American Century Investments®
Quarterly Portfolio Holdings
One Choice® Blend+ 2035 Portfolio
October 31, 2025

One Choice Blend+ 2035 Portfolio - Schedule of Investments
OCTOBER 31, 2025 (UNAUDITED)

	Shares	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 40.7%
Avantis U.S. Equity Fund G Class	719,204	15,225,559
Avantis U.S. Small Cap Value Fund G Class	98,912	1,757,671
Focused Dynamic Growth Fund G Class(2)	50,969	4,704,954
Focused Large Cap Value Fund G Class	1,295,067	14,362,288
Growth Fund G Class	127,990	9,329,188
Heritage Fund G Class	78,034	2,511,148
Mid Cap Value Fund G Class	191,358	3,132,523
Small Cap Growth Fund G Class	68,065	1,799,629
		52,822,960
Domestic Fixed Income Funds — 27.9%
Avantis Core Fixed Income Fund G Class	2,872,669	24,475,139
High Income Fund G Class	650,789	5,713,925
Inflation-Adjusted Bond Fund G Class	299,996	3,254,958
Short Duration Fund G Class	91,634	903,514
Short Duration Inflation Protection Bond Fund G Class	173,879	1,876,156
		36,223,692
International Equity Funds — 21.8%
Avantis Emerging Markets Equity Fund G Class	189,289	2,867,725
Avantis International Equity Fund G Class	770,166	11,721,931
Emerging Markets Fund G Class	84,275	1,300,364
Focused International Growth Fund G Class	217,645	4,324,598
Global Real Estate Fund G Class	165,803	2,296,374
International Small-Mid Cap Fund G Class	94,588	1,145,465
International Value Fund G Class	288,625	3,203,741
Non-U.S. Intrinsic Value Fund G Class	128,113	1,391,312
		28,251,510
International Fixed Income Funds — 9.6%
Emerging Markets Debt Fund G Class	286,095	2,712,185
Global Bond Fund G Class	1,089,651	9,697,893
		12,410,078
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $115,119,580)		129,708,240
OTHER ASSETS AND LIABILITIES — 0.0%		(5,450)
TOTAL NET ASSETS — 100.0%		$129,702,790

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in varying combinations of other mutual funds and exchange-traded funds advised by American Century Investments (the underlying funds). The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com, avantisinvestors.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded funds are listed or traded on a domestic securities exchange and are valued at the last reported sales price or at the official closing price as provided by the exchange.

3. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2025 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Avantis U.S. Equity Fund	$17,959	$506	$4,061	$821	$15,225	719	$395	—
Avantis U.S. Small Cap Value Fund	1,626	82	53	103	1,758	99	9	—
Focused Dynamic Growth Fund(3)	4,581	16	434	542	4,705	51	56	—
Focused Large Cap Value Fund	13,465	962	393	328	14,362	1,295	7	$89
Growth Fund	8,539	457	566	899	9,329	128	30	—
Heritage Fund	2,405	120	11	(3)	2,511	78	—	—
Mid Cap Value Fund	2,968	164	37	38	3,133	191	—	19
Small Cap Growth Fund	1,634	74	23	115	1,800	68	1	—
Avantis Core Fixed Income Fund	23,718	2,063	1,690	384	24,475	2,873	9	283
High Income Fund	5,574	360	258	38	5,714	651	—	104
Inflation-Adjusted Bond Fund	3,119	168	108	76	3,255	300	—	—
Short Duration Fund	836	74	9	3	904	92	—	11
Short Duration Inflation Protection Bond Fund	1,747	122	17	24	1,876	174	—	—
Avantis Emerging Markets Equity Fund	2,681	8	99	278	2,868	189	8	—
Avantis International Equity Fund	7,236	4,126	288	648	11,722	770	8	—
Emerging Markets Debt Fund	2,640	112	133	93	2,712	286	1	66
Focused International Growth Fund	4,009	172	37	181	4,325	218	—	—
Global Real Estate Fund	2,164	57	29	104	2,296	166	—	—
International Small-Mid Cap Fund	1,086	32	46	73	1,145	95	3	—
International Value Fund	2,901	195	81	189	3,204	289	4	—
Non-U.S. Intrinsic Value Fund	1,347	17	42	69	1,391	128	3	—
Emerging Markets Fund	1,248	5	130	177	1,300	84	18	—
Global Bond Fund	9,419	768	574	85	9,698	1,090	(2)	141
	$122,902	$10,660	$9,119	$5,265	$129,708	10,034	$550	$713
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.